As filed with the Securities and Exchange Commission on January 8, 2014

1933 Act Registration No. 333-183945

1940 Act Registration No. 811-22747

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 15	☒

(Check appropriate box or boxes.)

ALPS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of Principal Executive Offices)

303.623.5277

(Registrant’s Telephone Number, including Area Code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copy to:

Peter H. Schwartz, Esq.

Davis, Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned certifies that it meets all of requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and duly authorized, in the City of Denver and State of Colorado on the 8th day of January, 2014.

ALPS SERIES TRUST (Registrant)

By: /s/ Jeremy O. May
Jeremy O. May, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May Jeremy O. May	President, Trustee and Chairman	January 8, 2014

/s/ Cheryl Burgermeister Cheryl Burgermeister*	Trustee	January 8, 2014

/s/ J. Wayne Hutchens J. Wayne Hutchens*	Trustee	January 8, 2014

/s/ Patrick Seese Patrick Seese*	Trustee	January 8, 2014

*	Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase